Transactions and balances with related parties (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid or payable to key management	The compensation paid or payable to key management for employee services is shown below:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Short-term employee benefits	965	635	1,835	1,319
Other benefits	29	18	42	54
Share-based compensation	306	662	633	1,027
Total	1,300	1,315	2,510	2,400